VAT Receivable and Tax Credits	12 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
VAT Receivable and Tax Credits

Note 7 — VAT Receivable and Tax Credits

	For the Year Ended March 31,
	2026	2025
Unfiled VAT receivable	$27,112	$30,654
Total VAT receivable	$27,112	$30,654

Total VAT receivable as of March 31, 2026 consisted of $27,112 of receivable that has not been filed with the HM Revenues & Customs (HMRC) in the United Kingdom. Total VAT receivable as of March 31, 2025 consisted of $30,654 of receivable that has yet to be filed with the HM Revenues & Customs (HMRC) in the United Kingdom.

For the years ended March 31, 2026 and 2025, the Company received $900,240 and $136,661 in research and development tax credits from the HMRC, respectively. The credit is from qualified expenses paid by the Company on behalf of research and development projects approved by the HMRC.